Commitments - Future Minimum Payments Under Contractual Commitments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Operating lease obligations, Total	$ 46,173
Operating lease obligations, Less than one year	46,173
Operating lease obligations, 1-3 years	0
Operating lease obligations, 4-5 years	0
Operating lease obligations, more than 5 years	0
Employment contracts, Total	2,500,000
Employment contracts, Less than one year	500,000
Employment contracts, 1-3 years	1,500,000
Employment contracts, 4-5 years	500,000
Employment contracts, More than 5 years	0
Total	2,546,173
Total, Less than one year	546,173
Total, 1-3 years	1,500,000
Total, 4-5 years	500,000
Total, More than 5 years	$ 0
ADOMANI, INC. [Member]
Goodwill [Line Items]
Operating lease obligations, Total		$ 450,985
Operating lease obligations, Less than one year		211,884
Operating lease obligations, 1-3 years		239,101
Employment contracts, Total		263,000
Employment contracts, Less than one year		263,000
Total		713,985
Total, Less than one year		474,884
Total, 1-3 years		$ 239,101